                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-09837
                                                      ---------

                   Tax Managed Multi-Cap Opportunity Portfolio
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.4%

SECURITY                                              SHARES     VALUE
------------------------------------------------------------------------------
AEROSPACE-EQUIPMENT -- 1.1%

Precision Castparts Corp.                              20,000    $   1,200,000
------------------------------------------------------------------------------
                                                                 $   1,200,000
------------------------------------------------------------------------------

BANKS -- 1.2%

Commerce Bancorp, Inc.                                 22,000    $   1,303,280
------------------------------------------------------------------------------
                                                                 $   1,303,280
------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.3%

NTL, Inc.(1)                                           21,932    $   1,458,697
------------------------------------------------------------------------------
                                                                 $   1,458,697
------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%

Eagle Materials, Inc.                                  17,500    $   1,209,425
------------------------------------------------------------------------------
                                                                 $   1,209,425
------------------------------------------------------------------------------

BUSINESS SERVICES -- 8.2%

Coinstar, Inc.(1)                                      70,000    $   1,808,100
Dun & Bradstreet Corp.(1)                              19,000        1,074,640
Intersections, Inc.(1)                                 73,984          991,016
MDC Partners, Inc., Class A(1)                         68,000          802,400
Sirva, Inc.(1)                                        104,100        2,498,400
Sotheby's Holdings, Inc., Class A(1)                   92,000        1,719,480
------------------------------------------------------------------------------
                                                                 $   8,894,036
------------------------------------------------------------------------------

COMPUTER SERVICES -- 5.4%

Cognizant Technology Solutions Corp.(1)                50,000    $   1,700,000
Kanbay International, Inc.(1)                         145,851        3,484,380
Ness Technologies, Inc.(1)                             49,281          651,495
------------------------------------------------------------------------------
                                                                 $   5,835,875
------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 2.4%

PalmSource, Inc.(1)                                    24,000    $     538,080
RADWARE Ltd.(1)                                        29,000          716,300
Salesforce.com, Inc.(1)                                 1,900           38,608
VERITAS Software Corp.(1)                              62,000        1,356,560
------------------------------------------------------------------------------
                                                                 $   2,649,548
------------------------------------------------------------------------------

COMPUTERS-INTEGRATED SYSTEMS -- 6.3%

PalmOne, Inc.(1)                                       59,588    $   1,726,264
Research in Motion Ltd.(1)                             58,200        5,133,240
------------------------------------------------------------------------------
                                                                 $   6,859,504
------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.6%

Apple Computer, Inc.(1)                                12,000    $     630,360
------------------------------------------------------------------------------
                                                                 $     630,360
------------------------------------------------------------------------------

DISTRIBUTION SERVICES -- 0.7%

Central European Distribution Corp.(1)                 28,200    $     713,742
------------------------------------------------------------------------------
                                                                 $     713,742
------------------------------------------------------------------------------

DRUGS -- 0.9%

Flamel Technologies SA ADR(1)                          32,000    $     524,480
Ligand Pharmaceuticals, Inc., Class B(1)               45,000          401,175
------------------------------------------------------------------------------
                                                                 $     925,655
------------------------------------------------------------------------------

EDUCATION -- 3.0%

Educate, Inc.(1)                                       29,662    $     357,131
EVCI Career Colleges Holding Corp.(1)                  88,800          695,304
Laureate Education, Inc.(1)                            43,400        1,702,148
Learning Tree International, Inc.(1)                   40,000          551,200
------------------------------------------------------------------------------
                                                                 $   3,305,783
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.8%

NVIDIA Corp.(1)                                       358,000    $   5,180,260
------------------------------------------------------------------------------
                                                                 $   5,180,260
------------------------------------------------------------------------------

ENERGY SERVICES -- 1.1%

NRG Energy, Inc.(1)                                    41,861    $   1,161,224
------------------------------------------------------------------------------
                                                                 $   1,161,224
------------------------------------------------------------------------------

ENTERTAINMENT -- 3.9%

WMS Industries, Inc.(1)                               144,300    $   4,220,775
------------------------------------------------------------------------------
                                                                 $   4,220,775
------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.6%

Calamos Asset Management, Inc.(1)                      18,800    $     366,600
Capital One Financial Corp.                            14,000        1,032,640

                        See notes to financial statements

SECURITY                                              SHARES     VALUE
------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp.(1)                           66,000    $   1,026,300
Student Loan Corp., (The)                               3,100          454,150
------------------------------------------------------------------------------
                                                                 $   2,879,690
------------------------------------------------------------------------------

GAMING -- 1.6%

Mikohn Gaming Corp.(1)                                150,000    $   1,065,000
Shuffle Master, Inc.(1)                                16,000          673,440
------------------------------------------------------------------------------
                                                                 $   1,738,440
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.5%

American Healthways, Inc.(1)                           17,000    $     513,060
DaVita, Inc.(1)                                            75            2,222
United Surgical Partners International, Inc.(1)           100            3,501
------------------------------------------------------------------------------
                                                                 $     518,783
------------------------------------------------------------------------------

INSURANCE -- 4.6%

PMI Group, Inc., (The)                                 54,000    $   2,096,280
Progressive Corp.                                         100            9,355
Radian Group, Inc.                                     50,000        2,396,500
Triad Guaranty, Inc.(1)                                 9,800          534,198
------------------------------------------------------------------------------
                                                                 $   5,036,333
------------------------------------------------------------------------------

INTERNET SERVICES -- 7.8%

Ariba, Inc.(1)                                         82,829    $   1,271,425
Ask Jeeves, Inc.(1)                                    37,948          978,300
CheckFree Corp.(1)                                     38,600        1,196,600
Orbitz, Inc., Class A(1)                               25,000          683,500
PlanetOut, Inc.(1)                                    124,500        1,245,000
Shopping.com Ltd.(1)                                    4,300          115,971
Tom Online, Inc. ADR(1)                                42,000          503,160
Yahoo!, Inc.(1)                                        70,000        2,533,300
------------------------------------------------------------------------------
                                                                 $   8,527,256
------------------------------------------------------------------------------

MACHINERY -- 0.1%

Milacron, Inc.(1)                                      50,000    $     137,500
------------------------------------------------------------------------------
                                                                 $     137,500
------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.9%

Align Technology, Inc.(1)                              73,000    $     757,375
EPIX Pharmaceuticals, Inc.(1)                          60,000          937,800
I-Flow Corp.(1)                                        28,160          389,734
------------------------------------------------------------------------------
                                                                 $   2,084,909
------------------------------------------------------------------------------

MINING -- 1.1%

Bema Gold Corp.(1)                                    400,000    $   1,216,000
------------------------------------------------------------------------------
                                                                 $   1,216,000
------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.5%

Halliburton Co.                                        14,000    $     518,560
------------------------------------------------------------------------------
                                                                 $     518,560
------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 3.6%

Harvest Natural Resources, Inc.(1)                    160,000    $   2,419,200
Plains Exploration and Production Co.(1)               56,000        1,400,000
Whiting Petroleum Corp.(1)                              5,000          148,400
------------------------------------------------------------------------------
                                                                 $   3,967,600
------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 4.1%

Estee Lauder Cos., Inc. (The), Class A                 19,000    $     816,050
Gillette Co. (The)                                     89,000        3,691,720
------------------------------------------------------------------------------
                                                                 $   4,507,770
------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.8%

American Pharmaceutical Partners, Inc.(1)              82,179    $   2,294,438
Isolagen, Inc.(1)                                      97,400          663,294
Oscient Pharmaceuticals Corp.(1)                      110,000          372,900
Pharmion Corp.(1)                                       1,900           87,305
Taro Pharmaceutical Industries Ltd.(1)                149,000        3,958,930
------------------------------------------------------------------------------
                                                                 $   7,376,867
------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.5%

JOS A Bank Clothiers, Inc.(1)                          16,000    $     507,840
------------------------------------------------------------------------------
                                                                 $     507,840
------------------------------------------------------------------------------

RETAIL-DISCOUNT -- 0.3%

Kmart Holding Corp.(1)                                  4,000    $     368,160
------------------------------------------------------------------------------
                                                                 $     368,160
------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 3.7%

CVS Corp.                                              55,000    $   2,390,300
Walgreen Co.                                           47,000        1,686,830
------------------------------------------------------------------------------
                                                                 $   4,077,130
------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                              SHARES     VALUE
------------------------------------------------------------------------------
RETAIL-SPECIALTY -- 2.0%

NBTY, Inc.(1)                                           1,000    $      27,540
Select Comfort Corp.(1)                                68,000        1,164,160
Tweeter Home Entertainment Group, Inc.(1)             170,000        1,018,300
------------------------------------------------------------------------------
                                                                 $   2,210,000
------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.7%

Atheros Communications, Inc.(1)                       150,000    $   1,800,000
------------------------------------------------------------------------------
                                                                 $   1,800,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 1.0%

ECI Telecom Ltd.(1)                                   165,000    $   1,140,150
------------------------------------------------------------------------------
                                                                 $   1,140,150
------------------------------------------------------------------------------

TELECOMMUNICATIONS-SERVICES -- 5.1%

America Movil de C.V. ADR                              36,000    $   1,584,000
Citizens Communications Co.                           201,000        2,693,400
Compania Anonima Nacional Telefonos de Venezuela
  ADR                                                  21,000          483,000
IDT Corp.(1)                                            1,000           13,130
Leap Wireless International, Inc.(1)                   13,756          277,183
Philippine Long Distance Telephone Co. ADR(1)          20,000          502,000
------------------------------------------------------------------------------
                                                                 $   5,552,713
------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 4.9%

NII Holdings, Inc., Class B(1)                        120,000    $   5,312,400
------------------------------------------------------------------------------
                                                                 $   5,312,400
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $88,233,274)                                 $ 105,026,265
------------------------------------------------------------------------------

RIGHTS -- 0.0%

MACHINERY -- 0.0%

Milacron, Inc., Exercise price: $2, Expires:
  11/22/04(2)                                          22,600    $           0
------------------------------------------------------------------------------
                                                                 $           0
------------------------------------------------------------------------------

TOTAL RIGHTS
   (IDENTIFIED COST $0)                                          $           0
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.5%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Cafco LLC, 1.89%, 11/23/04                      $       1,900    $   1,897,506
General Electric Capital Corp.,
1.83%, 11/1/04                                          3,062        3,061,533
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $4,959,039)                               $   4,959,039
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                          2,134    $   2,134,000
------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $2,134,000)                               $   2,134,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.9%
   (IDENTIFIED COST $95,326,313)                                 $ 112,119,304
------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (2.3%)

SECURITY                                              SHARES     VALUE
------------------------------------------------------------------------------
Yahoo!, Inc.                                           70,000    $  (2,533,300)
------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $1,144,289)                                         $  (2,533,300)
------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.6)%                         $    (692,203)
------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $ 108,893,801
------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $95,326,313)           $      112,119,304
Cash                                                                          980
Deposit with brokers for securities sold short                          1,144,289
Receivable for investments sold                                         5,544,981
Interest and dividends receivable                                          14,238
---------------------------------------------------------------------------------
TOTAL ASSETS                                                   $      118,823,792
---------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $        7,358,929
Payable for securities sold short, at value (proceeds
received of $1,144,289)                                                 2,533,300
Payable to affiliate for Trustees' fees                                       599
Accrued expenses                                                           37,163
---------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $        9,929,991
---------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $      108,893,801
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $       93,489,821
Net unrealized appreciation (computed on the basis of
  identified cost)                                                     15,403,980
---------------------------------------------------------------------------------
TOTAL                                                          $      108,893,801
---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,932)                       $          675,505
Interest                                                                   49,700
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $          725,205
---------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $          678,379
Trustees' fees and expenses                                                 7,400
Custodian fee                                                              80,057
Legal and accounting services                                              29,435
Miscellaneous                                                               3,849
---------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $          799,120
---------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $               10
   Reduction of investment adviser fee                                      4,355
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $            4,365
---------------------------------------------------------------------------------

NET EXPENSES                                                   $          794,755
---------------------------------------------------------------------------------

NET INVESTMENT LOSS                                            $          (69,550)
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $        3,179,692
   Securities sold short                                                 (130,535)
   Foreign currency transactions                                              665
---------------------------------------------------------------------------------
NET REALIZED GAIN                                              $        3,049,822
---------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $        2,644,970
   Securities sold short                                               (1,003,800)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $        1,641,170
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $        4,690,992
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $        4,621,442
---------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED            YEAR ENDED
IN NET ASSETS                                                  OCTOBER 31, 2004      OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                         $          (69,550)   $         (334,355)
   Net realized gain from investment
      transactions, securities sold short,
      and foreign currency transactions                                 3,049,822             8,862,909
   Net change in unrealized appreciation
      (depreciation) from investments,
      and securities sold short                                         1,641,170             9,941,864
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $        4,621,442    $       18,470,418
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $       41,277,097    $       37,008,735
   Withdrawals                                                        (23,993,091)          (17,386,798)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $       17,284,006    $       19,621,937
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $       21,905,448    $       38,092,355
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $       86,988,353    $       48,895,998
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $      108,893,801    $       86,988,353

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                               YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------------
                                                            2004         2003         2002         2001        2000(1)
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Net expenses                                                0.76%        0.79%        0.82%        1.09%        1.36%(2)
   Net expenses after custodian fee reduction                  0.76%        0.79%        0.82%        1.09%        1.28%(2)
   Net investment loss                                        (0.06)%      (0.54)%      (0.58)%      (0.36)%      (0.21)%(2)
Portfolio Turnover                                              239%         224%         225%         324%          90%
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                4.60%       34.80%      (12.80)%         --           --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                  $  108,894   $   86,988   $   48,896   $   34,392   $    4,012
-----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.77%
   Expenses after custodian fee reduction                      0.77%
   Net investment loss                                        (0.07)%
-------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2004, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 57.8% and 42.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   H FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to

   0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the advisory fee amounted to $678,379. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the period from May 1, 2004 to October 31, 2004, BMR waived $4,355 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $260,128,701 and $237,539,264, respectively, for the year ended October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $   96,358,370
   ------------------------------------------------------
   Gross unrealized appreciation           $   18,252,193
   Gross unrealized depreciation               (2,491,259)
   ------------------------------------------------------
   NET UNREALIZED APPRECIATION             $   15,760,934
   ------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2004 there were no outstanding obligations under these financial instruments.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the supplementary data for each of the four years in the period ended October 31, 2004, and for the period from the start of business June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Multi-Cap Opportunity Portfolio at October 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and wholly-owned subsidiary of EVM.

                      POSITION(S)
                       WITH THE         TERM OF                                       NUMBER OF PORTFOLIOS
                       TRUST AND       OFFICE AND                                       IN FUND COMPLEX
     NAME AND            THE           LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY
  DATE OF BIRTH        PORTFOLIO         SERVICE           DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee    Trustee of the Trust  Chairman, President and              192               Director of EVC
11/9/41                             since 1991; of the   Chief Executive Officer of
                                   Portfolio since 2000  BMR, EVC, EVM and EV;
                                                         Director of EV; Vice
                                                         President and Director of
                                                         EVD. Trustee and/or officer
                                                         of 192 registered
                                                         investment companies in the
                                                         Eaton Vance Fund Complex.
                                                         Mr. Hawkes is an interested
                                                         person because of his
                                                         positions with BMR, EVM,
                                                         EVC and EV, which are
                                                         affiliates of the Trust and
                                                         the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Trustee    Trustee of the Trust  Jacob H. Schiff Professor            192            Director of Tiffany &
2/23/35                             since 1986; of the   of investment Banking                               Co. specialty retailer)
                                   Portfolio since 2000  Emeritus, Harvard                                      and Telect, Inc.
                                                         University Graduate School                           (telecommunication
                                                         of Business Administration.                           services company)

William H. Park         Trustee         Since 2003       President and Chief                  192                     None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman      Trustee         Since 2003       Professor of Law,                    192                     None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer        Trustee    Trustee of the Trust  President, Chief Executive           192                     None
9/21/35                            since 1986; of the    Officer and a Director of
                                   Portfolio since 2000  Asset Management Finance
                                                         Corp. (a specialty finance
                                                         company serving the
                                                         investment management
                                                         industry) (since October
                                                         2003). President, Unicorn
                                                         Corporation (an investment
                                                         and financial advisory
                                                         services company) (since
                                                         September 2000). Formerly,
                                                         Chairman, Hellman, Jordan
                                                         Management Co., Inc. (an
                                                         investment management
                                                         company) (2000-2003).
                                                         Formerly, Advisory Director
                                                         of Berkshire Capital
                                                         Corporation (investment
                                                         banking firm) (2002-2003).
                                                         Formerly Chairman of the
                                                         Board, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds (mutual
                                                         funds) (1980-2000).

Lynn A. Stout           Trustee    Trustee of the Trust  Professor of Law,                    192                     None
9/14/57                             since 1998; of the   University of California at
                                   Portfolio since 2000  Los Angeles School of Law
                                                         (since July 2001).
                                                         Formerly, Professor of Law,
                                                         Georgetown University Law
                                                         Center.

                               POSITION(S)               TERM OF
                                WITH THE                OFFICE AND
      NAME AND                 TRUST AND                 LENGTH OF                   PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH              THE PORTFOLIO               SERVICE                    DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Thomas E. Faust Jr.       President of the Trust         Since 2002      Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                  Chief Investment Officer of EVM and BMR and
                                                                         Director of EVC. Chief Executive Officer of Belair
                                                                         Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                         Belmar Capital Fund LLC, Belport Capital Fund LLC,
                                                                         and Belrose Capital Fund LLC (private investment
                                                                         companies sponsored by EVM). Officer of
                                                                         55 registered investment companies managed by EVM
                                                                         or BMR.

William H. Ahern, Jr.  Vice President of the Trust       Since 1995      Vice President of EVM and BMR. Officer of 78
7/28/59                                                                  registered investment companies managed by EVM or
                                                                         BMR.

Arieh Coll                Vice President of the          Since 2000      Vice President of EVM and BMR. Officer of 7
11/9/63                         Portfolio                                registered investment companies managed by EVM
                                                                         or BMR.

Thomas J. Fetter       Vice President of the Trust       Since 1997      Vice President of EVM and BMR. Officer of 124
8/20/43                                                                  registered investment companies managed by EVM
                                                                         or BMR.

Michael R. Mach        Vice President of the Trust       Since 1999      Vice President of EVM and BMR. Previously,
7/15/47                                                                  Managing Director and Senior Analyst for Robertson
                                                                         Stephens (1998-1999). Officer of 28 registered
                                                                         investment companies managed by EVM or BMR.

Robert B. MacIntosh    Vice President of the Trust       Since 1998      Vice President of EVM and BMR. Officer of 124
1/22/57                                                                  registered investment companies managed by EVM or
                                                                         BMR.

Duncan W. Richardson       Vice President of the     Vice President of   Senior Vice President and Chief Equity Investment
10/26/57                  Trust; President of the      the Trust since   Officer of EVM and BMR. Officer of 44 registered
                                Portfolio              2001; President   investment companies managed by EVM or BMR.
                                                      of the Portfolio
                                                         since 2002

Walter A. Row, III     Vice President of the Trust       Since 2001      Director of Equity Research and a Vice President
7/20/57                                                                  of EVM and BMR. Officer of 24 registered investment
                                                                         companies managed by EVM or BMR.

Judith A. Saryan       Vice President of the Trust       Since 2003      Vice President of EVM and BMR. Previously,
8/21/54                                                                  Portfolio Manager and Equity Analyst for State
                                                                         Street Global Advisers (1980-1999). Officer of 27
                                                                         registered investment companies managed by EVM or
                                                                         BMR.

Susan Schiff           Vice President of the Trust       Since 2002      Vice President of EVM and BMR. Officer of 27
3/13/61                                                                  registered investment companies managed by EVM
                                                                         or BMR.

Alan R. Dynner                  Secretary             Secretary of the   Vice President, Secretary and Chief Legal Officer
10/10/40                                             Trust since 1997;   of BMR, EVM, EVD, EV and EVC. Officer of
                                                      of the Portfolio   192 registered investment companies managed by EVM
                                                         since 2000      or BMR.

Kristin S. Anagnost     Treasurer of the Portfolio      Since 2002(2)    Assistant Vice President of EVM and BMR. Officer
6/12/65                                                                  of 106 registered investment companies managed by
                                                                         EVM or BMR.

James L. O' Connor        Treasurer of the Trust         Since 1989      Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                   114 registered investment companies managed by EVM
                                                                         or BMR.

Paul M. O' Neil          Chief Compliance Officer        Since 2004      Vice President of EVM and BMR. Officer of
7/11/53                                                                  192 registered investment companies managed by EVM
                                                                         or BMR.

(1) Includes both master and feeder funds in a master-feeder structure
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                   10/31/03      10/31/04
-----------------------------------------------------------
Audit Fees                           $ 18,849      $ 23,834

Audit-Related Fees(1)                $      0      $      0

Tax Fees(2)                          $  4,000      $  4,100

All Other Fees(3)                    $      0      $      0
                                     ----------------------

Total                                $ 22,849      $ 27,934
                                     ======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                    10/31/03      10/31/04
------------------------------------------------------------
Registrant                           $   4,000     $   4,100

Eaton Vance (1)                      $ 467,489     $ 340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE TAX MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO


By:    /s/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  December 22, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Kristin S. Anagnost
       -----------------------
       Kristin S. Anagnost
       Treasurer


Date:  December 22, 2004


By:    /s/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  December 22, 2004